Income Taxes (Details 3) - USD ($) $ in Millions	Apr. 30, 2017	Apr. 30, 2016
Deferred tax liabilities:
Intangible assets	$ 2,248.0	$ 2,330.8
Property, plant, and equipment	129.8	140.5
Other	16.5	11.9
Total deferred tax liabilities	2,394.3	2,483.2
Deferred tax assets:
Post-employment and other employee benefits	146.3	171.8
Tax credit and loss carryforwards	1.8	3.7
Intangible assets	25.4	23.2
Inventory	10.5	8.0
Property, plant, and equipment	3.1	5.1
Other	43.8	47.3
Total deferred tax assets	230.9	259.1
Valuation allowance	(3.6)	(6.2)
Total deferred tax assets, less allowance	227.3	252.9
Net deferred tax liability	$ 2,167.0	$ 2,230.3